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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment            [_]  Amendment Number : _________________
This Amendment (Check only one.):  [_]  is a restatement
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SAB Capital Management, L.P.

Address:      767 Fifth Avenue, 44th Floor
              New York, NY 10153

Form 13F File Number:     028-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Brian Jackelow

Title:        Chief Financial Officer

Phone:        212-457-8010

Signature, Place, and Date of Signing:

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
   /s/ Brian Jackelow            New York, NY             February 14, 2013
-------------------------  -------------------------  -------------------------
       (Signature)               (City, State)                 (Date)
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Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:        14
Form 13F Information Table Value Total:        681,408 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name
--- --------------------  ----
 1       028-06341        SAB Capital Advisors, L.L.C.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
--------                      --------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                                                                                         ---------------------
                              TITLE OF             VALUE    SHRS OR                  INVESTMENT  OTHER
NAME OF ISSUER                 CLASS     CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                --------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AMERICAN CAP MTG INVT CORP       COM    02504A104  57,799  2,452,209   SH             DEFINED      1     2,452,209   0     0
AMERICAN INTL GROUP INC        COM NEW  026874784 116,000  3,286,112   SH             DEFINED      1     3,286,112   0     0
ANN INC                          COM    035623107  11,871    350,800   SH             DEFINED      1       350,800   0     0
APPLE INC                        COM    037833100 122,720    230,602   SH             DEFINED      1       230,602   0     0
ARMOUR RESIDENTIAL REIT INC      COM    042315101  21,136  3,266,747   SH             DEFINED      1     3,266,747   0     0
COLONY FINL INC                  COM    19624R106  75,931  3,893,890   SH             DEFINED      1     3,893,890   0     0
INVESCO MORTGAGE CAPITAL INC     COM    46131B100   4,879    247,548   SH             DEFINED      1       247,548   0     0
KKR & CO L P DEL              COM UNITS 48248M102  45,924  3,015,332   SH             DEFINED      1     3,015,332   0     0
PFSWEB INC                     COM NEW  717098206     223     78,084   SH             DEFINED      1        78,084   0     0
SILVER BAY RLTY TR CORP          COM    82735Q102  14,123    750,000   SH             DEFINED      1       750,000   0     0
TWO HBRS INVT CORP               COM    90187B101  90,093  8,131,158   SH             DEFINED      1     8,131,158   0     0
WALTER INVT MGMT CORP            COM    93317W102  10,755    250,000   SH             DEFINED      1       250,000   0     0
WESTERN ASSET MTG CAP CORP       COM    95790D105  33,644  1,701,779   SH             DEFINED      1     1,701,779   0     0
WILLIAMS COS INC DEL             COM    969457100  76,310  2,330,800   SH             DEFINED      1     2,330,800   0     0
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